Operating Lease - Schedule of Maturities of Lease Liabilities (Details)	Sep. 30, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Six months ending March 31, 2026	$ 84,530
Twelve months ending March 31, 2027	114,299
Twelve months ending March 31, 2028	32,970
Less: imputed interest	(9,028)
Present value of lease liabilities	$ 222,772